Supplemental information on oil and gas producing activities (unaudited) - Capitalized costs relating to oil and gas exploration and production activities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental information on oil and gas producing activities (unaudited)
Natural and environmental properties	$ 109,005,280	$ 96,856,236	$ 90,284,366
Wells, equipment, and facilities - property, plant, and equipment	42,387,351	35,897,318	33,568,835
Exploration and production projects	19,488,784	17,372,792	16,451,284
Accumulated depreciation, depletion, and amortization	(96,990,855)	(84,413,729)	(79,744,788)
Net capitalized cost	$ 73,890,560	$ 65,712,617	$ 60,559,697